Preferred Shares and Ordinary A Shares (Details)			9 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($) shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2022 ₪ / shares	Jun. 30, 2022 $ / shares shares	Oct. 13, 2021 $ / shares	Mar. 25, 2021 $ / shares	Dec. 31, 2020 $ / shares shares	Oct. 31, 2020 ₪ / shares	Sep. 30, 2020 ₪ / shares
Preferred Shares and Ordinary A Shares (Details) [Line Items]
Interest rate			12.00%	12.00%
Price per share rate			8.00%	8.00%
Issued rate			50.00%	50.00%
Outstanding rate				50.00%
Pre-money valuation			$ 369,089.000	$ 369,089.000
Gross proceed			$ 16,000,000	$ 16,000,000
Ordinary shares vote			one	one
Exercisable warrants (in Shares) | shares				279,723		279,723			279,723
Warrants (in Shares) | shares	14,838	14,838
Total consideration	$ 1,092,000	$ 1,092,000
Issuance expenses	3,000	3,000		$ 806,000
Warrant issuance expenses	286,000	$ 286,000		$ 286,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price (in Dollars per share) | $ / shares		$ 36.91		$ 36.91		$ 36.91	$ 0.01	$ 36.909	$ 36.91
Net of issuance expenses	$ 806,000	$ 806,000
Warrants exercised term			48 months
Warrant [Member]
Preferred Shares and Ordinary A Shares (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price (in Dollars per share) | $ / shares				$ 36.9
Preferred A Shares [Member]
Preferred Shares and Ordinary A Shares (Details) [Line Items]
Exercisable warrants (in Shares) | shares	29,667	29,667	14,838	14,838
Preferred shares par value (in New Shekels per share) | ₪ / shares					₪ 0.01					₪ 0.01	₪ 0.01
Warrants exercise price (in Dollars per share) | $ / shares			$ 36.9